Note 26 - Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
[US$ thousands]			As of December 31,
Balances with related parties	Category of related party	Type of balance	2019	2020
Beijing Kunlun Lexiang Network Technology Co., Ltd.	Key management personnel	Other payables	-	(15)
Beijing Kunlun Online Network Tech Co., Ltd.	Key management personnel	Other payables	-	(45)
Beijing Kunlun Tech Co., Ltd.	Key management personnel	Other payables	(177)	(773)
Beijing Kunlun Tech Co., Ltd.	Key management personnel	Trade receivables	-	13
Beijing OFY Co., Ltd.	Associate / Key management personnel	Trade receivables	-	51
Beijing Xianlaihuyu Network Tech Co., Ltd.	Key management personnel	Other payables	-	(5)
Blue Ridge Micro Finance Bank Ltd.	Associate / Key management personnel	Trade payables	-	(30)
Kunlun Global International Sdn. Bhd.	Key management personnel	Other payables	-	(8)
Kunlun Group Ltd.	Key management personnel	Trade payables	(436)	(520)
Kunlun Tech Ltd.	Key management personnel	Trade receivables	-	568
Mobimagic Digital Tech. Ltd.	Key management personnel	Distribution prepayment	15,527	3,848
Mobimagic Digital Tech. Ltd.	Key management personnel	Trade and other payables	(2,760)	-
Mobimagic Cayman Co. Ltd.	Key management personnel	Trade receivables	303	-
Mobimagic Cayman Co. Ltd. / Hong Kong Fintango Ltd.	Key management personnel	Trade and other payables	(25,598)	-
Nanocred Cayman Company Limited and subsidiaries	Associate / Key management personnel	Other receivables	-	138
nHorizon Infinite (Beijing) Software Ltd.	Joint venture	Trade receivables	-	278
nHorizon Innovation (Beijing) Software Ltd.	Joint venture	Revenue share liability	(23)	(23)
nHorizon Innovation (Beijing) Software Ltd.	Joint venture	Trade receivables	146	-
nHorizon Innovation (Beijing) Software Ltd.	Joint venture	Professional service payable	(543)	(533)
OPay Digital Services Ltd.	Associate / Key management personnel	Loan receivable	-	-
OPay Digital Services Ltd.	Associate / Key management personnel	Trade receivables	17,450	615
OPay Digital Services Ltd.	Associate / Key management personnel	Contract liability	(6,274)	-
OPay Digital Services Ltd.	Associate / Key management personnel	Other receivables	-	5,000
Paycom Nigeria Ltd.	Key management personnel	Trade receivables	1,466	-
Paycom Nigeria Ltd.	Key management personnel	Trade and other payables	(26)	(136)
Powerbets Holdings Ltd.	Joint venture	Loan receivable	3,039	-
Powerbets Holdings Ltd.	Joint venture	Trade receivable	6,579	-
Starmaker Entertainment Technology India Pvt., Ltd.	Key management personnel	Trade receivables	22	-
Wisdom Connection III Holding Inc.	Key management personnel	Other receivables	500	500
Xinyu Kunnuo Investment Management Co., Ltd.	Key management personnel	Other payables	-	180
Ying Liang Ltd.	Key management personnel	Distribution prepayment	-	22
Ying Liang Ltd.	Key management personnel	Trade and other payables	-	(3,673)
Ying Liang Ltd.	Key management personnel	Trade receivables	-	209
[US$ thousands]			Year ended December 31,
Transactions with related parties	Category of related party	Type of transaction	2018	2019	2020
Beijing Kunlun Tech Co., Ltd.	Key management personnel	Office facilities	(1,072)	(1,545)	(1,533)
Beijing Kunlun Tech Co., Ltd.	Key management personnel	Technology licensing and other revenue	-	13	-
Beijing Kunlun Tech Co., Ltd.	Key management personnel	Professional services	-	(30)	-
Beijing Kunlun Lexiang Network Technology Co., Ltd.	Key management personnel	Professional services	-	(79)	(15)
Beijing Kunlun Online Network Tech Co., Ltd.	Key management personnel	Professional services	-	(125)	(44)
Beijing Xianlaihuyu Network Tech Co., Ltd.	Key management personnel	Professional services	-	(39)	(5)
Beijing OFY Co., Ltd.	Associate / Key management personnel	Technology licensing and other revenue	-	-	543
Kunlun Global International Sdn. Bhd.	Key management personnel	Advertising revenue	68	2	-
Kunlun Global International Sdn. Bhd.	Key management personnel	Professional services	-	-	(8)
Kunlun Group Ltd.	Key management personnel	Professional investment advisory services	-	(436)	(582)
Mobimagic Digital Tech. Ltd.	Key management personnel	Technology licensing, advertising and other revenue	3,069	-	496
Mobimagic Digital Tech. Ltd.	Key management personnel	Marketing and distribution	(7,522)	(25,767)	(9,719)
Mobimagic Digital Tech. Ltd.	Key management personnel	Software license fees	-	(500)	-
Mobimagic Cayman Co. Ltd.	Key management personnel	Technology licensing and other revenue	-	303	596
Mobimagic Cayman Co. Ltd. / Hong Kong Fintango Ltd.	Key management personnel	Technology and platform fees	-	(25,598)	(23,007)
Mobimagic Cayman Co. Ltd.	Key management personnel	Professional services	-	(325)	-
nHorizon Innovation (Beijing) Software Ltd.	Joint venture	Technology licensing and other revenue	(18)	146	-
nHorizon Innovation (Beijing) Software Ltd.	Joint venture	Content cost	(45)	(38)	-
nHorizon Infinite (Beijing) Software Ltd.	Joint venture	Professional services	(941)	(156)	-
nHorizon Infinite (Beijing) Software Ltd.	Joint venture	Technology licensing and other revenue	-	-	133
OPay Digital Services Ltd.	Associate / Key management personnel	Acquisition of business	(9,500)	-	-
OPay Digital Services Ltd.	Associate / Key management personnel	Investment	-	(7,131)	-
OPay Digital Services Ltd.	Associate / Key management personnel	Technology and platform fees	(455)	-	-
OPay Digital Services Ltd.	Associate / Key management personnel	Technology licensing and other revenue	10,899	15,960	7,626
OPay Digital Services Ltd.	Associate / Key management personnel	Interest income	-	323	-
OPay Digital Services Ltd.	Associate / Key management personnel	Other income	-	-	5,289
Paycom Nigeria Ltd.	Associate / Key management personnel	Advertising and other revenue	-	1,565	866
Powerbets Holdings Ltd.	Joint venture	Technology licensing, advertising and other revenue	4,369	2,210	-
Puto Novi Financing Corporation	Key management personnel	Finance income	-	-	97
StarMaker Interactive Inc.	Key management personnel	Investment	(30,000)	-	-
StarMaker Interactive Inc.	Key management personnel	Professional services	175	150	-
Wisdom Connection III Holding Inc.	Key management personnel	Other revenue	-	8	-
Wisdom Connection III Holding Inc.	Key management personnel	Disposal of shares in associates	-	500	-
Xinyu Kunnuo Investment Management Co., Ltd.	Key management personnel	Professional services	-	-	180
Ying Liang Ltd.	Key management personnel	Marketing and distribution expenses	-	-	(3,716)
Ying Liang Ltd.	Key management personnel	Technology licensing and other revenue	-	-	209